Lease Assets - Summary Of Right of Use Asset (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at December 31, 2018
Additions during the year	34,172
Amortization in the year	(3,778)
Balance at December 31, 2019	30,394
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at December 31, 2018
Additions during the year	34,172
Amortization in the year
Balance at December 31, 2019	34,172
Accumulated Amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at December 31, 2018
Additions during the year
Amortization in the year	(3,778)
Balance at December 31, 2019	$ (3,778)